Trade receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable
Total	¥ 143,523	$ 20,215	¥ 48,381
Within 3 months
Accounts, Notes, Loans and Financing Receivable
Total	133,285		35,065
Between 3 months and 6 months
Accounts, Notes, Loans and Financing Receivable
Total	1,437		41
Between 6 months and 1 year
Accounts, Notes, Loans and Financing Receivable
Total	647		1
More than 1 year
Accounts, Notes, Loans and Financing Receivable
Total	¥ 8,154		¥ 13,274